Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill.
Schedule of Changes in the carrying amount of goodwill

	Meituan		Eleme on-			Ride-hailing
	on-demand	Bike-sharing	demand	B&B	Housekeeping	solution
	delivery	maintenance	delivery	solution	solution	services	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2021	11,194	4,882	9,819	4,613	36,245	—	66,753
Acquisitions (note 5)						3,610	3,610
Impairment	—	(4,882)	—	—	—	—	(4,882)
Balance as of December 31, 2022	11,194	—	9,819	4,613	36,245	3,610	65,481
Acquisitions	—	—	—	—	—	—	—
Balance as of December 31, 2023	11,194	—	9,819	4,613	36,245	3,610	65,481
Balance as of December 31, 2023, in US$	1,577	—	1,383	650	5,105	508	9,223